SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES
17.	SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES

The Company and a group of third party investors (the “Investors”) entered into a purchase agreement (the “Purchase Agreement”) on December 20, 2007 (the “Purchase Date”) whereby the Company issued in aggregate 25,796,662 Series A Redeemable Convertible Preference Shares at an issue price of US$0.6590 per share for gross proceeds of US$17,000,000 (RMB124,234,000).

The Preference Shares were classified as mezzanine equity prior to conversion because their redemption was contingent on certain events which were not within the control of the Company. The initial carrying value of the preference shares was accreted using the effective interest method to the redemption amount over the earliest redemption date.

Upon the completion of the IPO on December 9, 2009, all of the Preference Share had been converted into 25,796,662 ordinary shares. Accordingly, the carrying value of the Preference Shares of the date of conversion was reclassified to equity, which resulted in an increase of ordinary shares by RMB88,066 (US$13,992) and additional paid-in capital by RMB140,906,981 (US$22,387,865).

Net accretion charges of RMB13,886,046 (US$2,206,271) were recorded as a reduction of net income available to ordinary shareholders for the year ended December 31, 2009.